Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Vessel	Mar. 31, 2014 Vessel	Mar. 31, 2014
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid, including realized interest rate swap settlements	$ 328,200,000	$ 282,400,000	$ 274,200,000
Cash interest paid relating to interest rate swap amendments and terminations	1,300,000	36,000,000	0
Algeciras Spirit and Huelva Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel	56,200,000
Algeciras Spirit and Huelva Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt	56,200,000
Tenerife Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel		29,700,000
Tenerife Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt		29,700,000
Teekay Tangguh Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Amount offset to total advances	14,400,000
Teekay LNG [Member] | Skaugen Multigas Subsidiary [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts	27,000,000
Portion of purchase price paid in cash	21,600,000
Interest-bearing loan amount	5,400,000
Teekay LNG [Member] | Newbuildings [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels	4
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels	4			4
Payments to acquire ownership interest				16,500,000
Estimated fair value of the service obligation	33,300,000			33,300,000
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Principal Amount [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Payments to acquire ownership interest	20,300,000			20,300,000
VLCC [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels	3				3
Estimated aggregate fair value of vessels					222,000,000	222,000,000
Interest income recognized						15,200,000
Awilco LNG carriers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels	2
Awilco LNG carriers [Member] | Teekay LNG [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Time charter for carriers		2
Purchase price of per vessel		205,000,000
Upfront prepayment		51,000,000
Upfront fee		$ 1,000,000